Pension and Retirement Allowance Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Domestic plans	Mar. 31, 2012 Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed equity securities					25.00%	30.00%
Funds investment in listed debt securities					40.00%	55.00%
Funds investment in listed other investment					35.00%	15.00%
Expected contribution to pension plan for the year ending March 31, 2013		¥ 12,980,000,000
Estimated net actuarial loss for pension plan that will be amortized over the next year ending March 31, 2013		7,632,000,000
Prior service credit for pension plan that will be amortized over the next year ending March 31, 2013		(4,118,000,000)
Cost of defined contribution plans	$ 79,451,000	¥ 6,515,000,000	¥ 6,620,000,000	¥ 5,768,000,000